Long-term debt - Narrative (Detail)							1 Months Ended		2 Months Ended	3 Months Ended		12 Months Ended
	Oct. 13, 2020 USD ($) creditFacility unsecuredBond	Jul. 31, 2020 USD ($)	Jun. 01, 2020 USD ($)	Apr. 30, 2020 USD ($)	Feb. 15, 2020 USD ($)	Jul. 01, 2019 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CLP ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CLP ($)	Dec. 31, 2020 USD ($) utilityNote	Dec. 31, 2019 USD ($) businessUnit	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 CLP ($)	Nov. 08, 2020 USD ($) termLoanFacility	Oct. 13, 2020 CLP ($) creditFacility	Oct. 05, 2020 creditFacility	Sep. 23, 2020 USD ($)	Jun. 30, 2020 USD ($) creditFacility	Feb. 24, 2020 USD ($)	Feb. 14, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Sep. 30, 2019 USD ($)	Jul. 12, 2019 USD ($)	Jun. 27, 2019 CAD ($)	May 23, 2019 USD ($)	Jan. 29, 2019 USD ($)	Jan. 29, 2019 CAD ($)
Debt Instrument [Line Items]
Short-term debt							$ 194,478,000		$ 194,478,000	$ 194,478,000		$ 194,478,000
Interest on long-term debt							50,486,000		50,486,000	50,486,000		50,486,000	$ 44,229,000
Interest expense during the year on long-term liabilities												175,358,000	$ 175,664,000
Revolving Credit Facility | Commercial Paper
Debt Instrument [Line Items]
Par value						$ 500,000,000
Maximum maturity of amounts drawn under the commercial paper program						270 days
Senior Unsecured Bank Credit Facilities | Line of Credit
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity																										$ 135,000,000
U.S. Dollar Subordinated Unsecured Notes | Interest rate swaps
Debt Instrument [Line Items]
Derivative notional amount																								$ 350,000,000
Senior Unsecured Debt
Debt Instrument [Line Items]
Debt repaid upon maturity		$ 25,000,000	$ 100,000,000	$ 100,000,000	$ 6,500,000
Senior Unsecured Debt | Interest rate swaps
Debt Instrument [Line Items]
Interest rate (percent)													4.60%										4.60%
Derivative notional amount																							$ 300,000,000
Senior Unsecured Debt | U.S. Dollar Senior Unsecured Notes
Debt Instrument [Line Items]
Par value							1,700,000,000		1,700,000,000	1,700,000,000		1,700,000,000							$ 600,000,000
Interest rate (percent)																			2.05%
Senior Unsecured Debt | Senior Unsecured Bank Credit Facilities | Revolving Credit Facility | Ascendant
Debt Instrument [Line Items]
Debt assumed in acquisition																$ 97,029,000
Number of new credit facilities | termLoanFacility																2
Repayments of unsecured debt									4,655,000
Senior Unsecured Debt | Senior Unsecured Bank Credit Facilities | Revolving Credit Facility | ESSAL
Debt Instrument [Line Items]
Debt assumed in acquisition	$ 55,786,000																$ 44,408,558,000
Number of new credit facilities | creditFacility	7																7
Repayments of unsecured debt										2,474,000	$ 1,759,423,000
Senior Unsecured Debt | Senior Unsecured Bank Credit Facilities | Line of Credit
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity																				$ 1,600,000,000
Number of new credit facilities | creditFacility																		2		3
Senior Unsecured Debt | Senior Unsecured Revolving Credit Facilities | Letter of Credit
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity																					$ 350,000,000
Senior Unsecured Debt | Senior Unsecured Revolving Credit Facilities | Revolving Credit Facility
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity																									$ 500,000,000
Senior Unsecured Debt | Senior Unsecured Revolving Credit Facilities | Revolving Credit Facility | Ascendant
Debt Instrument [Line Items]
Debt assumed in acquisition																$ 62,654,000
Senior Unsecured Debt | Senior Unsecured Debentures Due February 2050
Debt Instrument [Line Items]
Par value																						$ 200,000,000
Interest rate (percent)																						3.315%
Senior Unsecured Debt | Canadian Dollar Senior Unsecured Notes
Debt Instrument [Line Items]
Par value														$ 1,150,669,000															$ 300,000,000
Interest rate (percent)																												4.60%	4.60%
Senior Unsecured Debt | Canadian Dollar Senior Unsecured Notes | Interest rate swaps
Debt Instrument [Line Items]
Derivative notional amount																												$ 135,000,000
Senior Unsecured Debt | Chilean Unidad de Fomento borrowings
Debt Instrument [Line Items]
Par value															$ 1,868,000
Number of debt instruments repaid | unsecuredBond	2
Senior Unsecured Debt | Chilean Unidad de Fomento borrowings | ESSAL
Debt Instrument [Line Items]
Debt assumed in acquisition	$ 82,320,000																$ 1,926,000
Senior Unsecured Debt | Chilean Senior Unsecured Utility Notes, Series B | ESSAL
Debt Instrument [Line Items]
Repayments of unsecured debt							1,550,000	$ 58,000
Interest rate (percent)	6.00%																6.00%
Senior Unsecured Debt | Chilean Senior Unsecured Utility Notes, Series C | ESSAL
Debt Instrument [Line Items]
Interest rate (percent)	2.80%																2.80%
Senior Unsecured Debt | U.S. Dollar Subordinated Unsecured Notes
Debt Instrument [Line Items]
Par value							$ 637,500,000		$ 637,500,000	$ 637,500,000		$ 637,500,000	$ 350,000,000														$ 350,000,000
Interest rate (percent)													6.20%										6.20%
Available interest deferral period | businessUnit													5
Redemption price (percent)													100.00%
Senior Unsecured Debt | U.S. Dollar Subordinated Unsecured Notes | Interest Rate Reset, Period One
Debt Instrument [Line Items]
Basis spread on variable rate													4.01%
Senior Unsecured Debt | U.S. Dollar Subordinated Unsecured Notes | Interest Rate Reset, Period Two
Debt Instrument [Line Items]
Basis spread on variable rate													4.26%
Senior Unsecured Debt | U.S. Dollar Subordinated Unsecured Notes | Interest Rate Reset, Period Three
Debt Instrument [Line Items]
Basis spread on variable rate													5.01%
Senior Secured Utility Bonds
Debt Instrument [Line Items]
Number of debt instruments repaid | utilityNote												2
Senior Secured Utility Bonds | Senior Unsecured Utility Note One
Debt Instrument [Line Items]
Debt repaid upon maturity												$ 45,000,000
Senior Secured Utility Bonds | Senior Unsecured Utility Note Two
Debt Instrument [Line Items]
Debt repaid upon maturity												$ 30,000,000